Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Operating Activities
Net Loss for the year	$ (329,286)	$ (847,860)	$ (3,487,757)	$ (479,341)
Items not involving cash flows from operating activities:
Transaction costs			38,280	299,839
Depreciation	712	417	556	157
Amortization of intangible assets			326	129
Professional fees paid in shares		517,664	2,871,164
Sales and marketing fees paid in shares		73,500	73,500
Financing fees paid in shares			12,823
Loss on disposal of capital assets				72
Fair value of services rendered by shareholder	0	30,673		45,269
Accretion of debt discount	8,314
Transaction costs		38,280
Loss on derivative	137,353
Total Items not involving cash flows from operating activities	(182,907)	(217,999)	(491,108)	(133,875)
Net changes in non cash working capital:
Decrease (increase) in accounts receivable	83,676	(67,968)	(76,561)	3,839
Decrease (increase) in inventory	39,889	(161,194)	(40,240)	66,239
Decrease (increase) in prepaid expenses	(33,062)	1,116	1,496	(4,582)
Decrease (increase) in related party receivables	(2,155)	288	(672)
Decrease (increase) in other receivables		(28,140)
Increase (decrease) in income taxes payable	332	(396)	(898)	(765)
Increase (decrease) in accounts payable and accrued liabilities	45,344	96,431	65,941	37,498
Net changes in non cash working capital	134,024	(159,863)	(50,934)	102,229
Cash used in operating activities	(48,883)	(377,862)	(542,042)	(31,646)
Investing Activities
Purchase of property and equipment		(29,260)
Cash received upon completion of Reverse Acquisition Transaction				1,552
Transaction costs		(69,870)	(95,011)	(215,000)
Capital assets			(39,957)
Intangible assets		(3,500)	(3,500)
Cash used in investing activities		(102,630)	(138,468)	(213,448)
Financing Activities
Share subscriptions payable	9,900	439,800	528,195	383,000
Proceeds from promissory notes payable			100,300
Repayments of promissory notes payable	(8,965)		(54,200)
Payments to related parties				(37,231)
Proceeds from related parties				6,272
Proceeds from convertible promissory note payable, net of debt issuance costs	77,750
Debt issuance costs	(7,500)
Cash provided by financing activities	71,185	439,800	574,295	352,041
Effects of Foreign Currency Translation	(4,516)	(23,339)	(35,054)	31,271
Change in cash	17,786	(64,031)	(141,269)	138,218
Cash and cash equivalents beginning of year	14,466	155,735	155,735	17,517
Cash and cash equivalents end of year	32,252	91,704	$ 14,466	$ 155,735
Significant Non Cash Transactions Not Disclosed Above
Common Shares issued to service providers		$ 2,660,964